Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI Hong Kong ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 6.2%
Bank of East Asia Ltd. (The)	4,612,210	$10,244,728
BOC Hong Kong Holdings Ltd.	11,056,500	36,011,174
Hang Seng Bank Ltd.	2,273,600	39,621,201

		85,877,103

Beverages — 1.4%
Budweiser Brewing Co. APAC Ltd.(a)	5,437,200	18,725,990

Building Products — 1.0%
Xinyi Glass Holdings Ltd.	6,012,000	13,493,557

Capital Markets — 12.3%
Hong Kong Exchanges & Clearing Ltd.	3,443,400	171,181,730

Diversified Telecommunication Services — 1.8%
HKT Trust & HKT Ltd.	12,109,500	15,838,804
PCCW Ltd.	15,108,169	9,178,907

		25,017,711

Electric Utilities — 6.4%
CK Infrastructure Holdings Ltd.	2,240,000	11,456,433
CLP Holdings Ltd.	4,839,700	45,447,296
HK Electric Investments & HK Electric Investments Ltd.	9,349,000	9,406,282
Power Assets Holdings Ltd.	4,273,000	22,488,023

		88,798,034

Equity Real Estate Investment Trusts (REITs) — 3.8%
Link REIT	6,051,900	53,083,418

Food Products — 1.7%
WH Group Ltd.(a)	29,235,000	23,870,693

Gas Utilities — 3.5%
Hong Kong & China Gas Co. Ltd.	31,334,805	48,260,248

Hotels, Restaurants & Leisure — 7.8%
Galaxy Entertainment Group Ltd.	6,364,000	48,432,893
Melco Resorts & Entertainment Ltd., ADR	708,856	12,851,559
Sands China Ltd.	7,288,000	29,894,666
SJM Holdings Ltd.	7,173,000	8,392,017
Wynn Macau Ltd.(b)(c)	5,474,400	9,335,255

		108,906,390

Industrial Conglomerates — 7.8%
CK Hutchison Holdings Ltd.	7,881,767	57,187,926
Jardine Matheson Holdings Ltd.	654,600	34,739,622
Jardine Strategic Holdings Ltd.	703,200	16,799,448

		108,726,996

Insurance — 21.6%
AIA Group Ltd.	27,460,600	300,906,542

Machinery — 3.7%
Techtronic Industries Co. Ltd.	4,025,147	51,583,148

Security	Shares	Value

Real Estate Management & Development — 18.0%
CK Asset Holdings Ltd.	7,641,267	$41,840,927
ESR Cayman Ltd.(a)(b)	5,336,600	16,073,474
Hang Lung Properties Ltd.	6,437,000	15,958,612
Henderson Land Development Co. Ltd.	4,569,762	19,157,338
Hongkong Land Holdings Ltd.	3,737,100	15,209,997
New World Development Co. Ltd.	4,685,266	23,751,171
Sino Land Co. Ltd.	10,420,000	14,247,275
Sun Hung Kai Properties Ltd.	4,258,000	56,846,566
Swire Pacific Ltd., Class A	1,719,500	9,870,074
Swire Properties Ltd.	3,911,400	11,932,230
Wharf Real Estate Investment Co. Ltd.	5,479,150	25,478,666

		250,366,330

Road & Rail — 1.8%
MTR Corp. Ltd.	4,709,083	25,542,334

Semiconductors & Semiconductor Equipment — 0.9%
ASM Pacific Technology Ltd.	1,033,300	12,928,746

Total Common Stocks — 99.7% (Cost: $1,509,512,299)		1,387,268,970

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(d)(e)(f)	3,813,327	3,815,615
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(d)(e)	880,000	880,000

		4,695,615

Total Short-Term Investments — 0.3% (Cost: $4,695,996)		4,695,615

Total Investments in Securities — 100.0% (Cost: $1,514,208,295)		1,391,964,585

Other Assets, Less Liabilities — 0.0%		34,499

Net Assets — 100.0%		$1,391,999,084

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Hong Kong ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$21,124,049	$—		$(17,302,996	)(a)	$(7,167)	$1,729	$3,815,615	3,813,327	$26,884	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	495,000	385,000	(a)	—		—	—	880,000	880,000	100		—

						$(7,167)	$1,729	$4,695,615		$26,984		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Hang Seng Index	34	12/30/20	$5,796	$(14,671)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,387,268,970	$—	$—	$1,387,268,970
Money Market Funds	4,695,615	—	—	4,695,615

	$1,391,964,585	$—	$—	$1,391,964,585

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(14,671)	$—	$—	$(14,671)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

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